John Hancock

Managed Account Shares

Quarterly portfolio holdings 8/31/19

Portfolios’ investments

MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.0% (Cost $7,858,667)				$8,032,090
Communication services 5.8%				479,965

Diversified telecommunication services 1.8%
AT&T, Inc.	3.800	02-15-27	142,000	151,613
Entertainment 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	32,000	33,742
Media 3.1%
CBS Corp.	3.700	08-15-24	38,000	40,177
Charter Communications Operating LLC	4.200	03-15-28	61,000	64,922
Charter Communications Operating LLC	5.750	04-01-48	129,000	150,504
Wireless telecommunication services 0.5%
CC Holdings GS V LLC	3.849	04-15-23	37,000	39,007
Consumer discretionary 6.6%				549,105

Auto components 0.4%
Lear Corp.	5.250	01-15-25	29,000	30,015
Automobiles 2.5%
General Motors Company	4.875	10-02-23	171,000	183,945
Nissan Motor Acceptance Corp. (A)	3.450	03-15-23	27,000	27,870
Internet and direct marketing retail 2.7%
Expedia Group, Inc.	5.000	02-15-26	121,000	136,407
QVC, Inc.	4.375	03-15-23	84,000	87,746
Multiline retail 1.0%
Dollar Tree, Inc.	4.200	05-15-28	78,000	83,122
Consumer staples 2.2%				184,853

Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	34,000	39,524
Constellation Brands, Inc.	3.200	02-15-23	32,000	33,016
Keurig Dr Pepper, Inc.	3.551	05-25-21	62,000	63,423
Food and staples retailing 0.3%
Alimentation Couche-Tard, Inc. (A)	2.700	07-26-22	27,000	27,284
Food products 0.3%
Conagra Brands, Inc.	3.800	10-22-21	21,000	21,606
Energy 13.2%				1,090,417

Oil, gas and consumable fuels 13.2%
Andeavor Logistics LP	5.250	01-15-25	38,000	39,958
Cimarex Energy Company	4.375	06-01-24	25,000	26,363
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	19,000	20,193
Columbia Pipeline Group, Inc.	4.500	06-01-25	22,000	23,871
Continental Resources, Inc.	5.000	09-15-22	66,000	66,587
Enable Midstream Partners LP	3.900	05-15-24	37,000	38,046
Enable Midstream Partners LP	4.950	05-15-28	48,000	50,953
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	34,000	35,445
Energy Transfer Operating LP	4.250	03-15-23	88,000	92,425
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	59,000	58,263
Husky Energy, Inc.	3.950	04-15-22	33,000	34,163
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	30,058
Kinder Morgan, Inc.	3.150	01-15-23	21,000	21,578
MPLX LP	4.000	03-15-28	53,000	55,558

2 JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Newfield Exploration Company	5.625	07-01-24	28,000	$30,825
ONEOK Partners LP	5.000	09-15-23	23,000	25,040
Petroleos Mexicanos	4.875	01-24-22	34,000	34,553
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	82,834
Schlumberger Holdings Corp. (A)	3.750	05-01-24	74,000	78,252
Sunoco Logistics Partners Operations LP	3.900	07-15-26	58,000	60,022
Sunoco Logistics Partners Operations LP	5.400	10-01-47	60,000	66,922
The Williams Companies, Inc.	3.700	01-15-23	75,000	77,806
The Williams Companies, Inc.	3.750	06-15-27	39,000	40,702
Financials 25.4%				2,103,926

Banks 14.9%
Bank of Montreal	3.300	02-05-24	118,000	123,657
Citigroup, Inc.	2.350	08-02-21	56,000	56,361
Citigroup, Inc.	4.600	03-09-26	91,000	100,151
Mitsubishi UFJ Financial Group, Inc.	3.218	03-07-22	80,000	82,075
Regions Financial Corp.	2.750	08-14-22	139,000	141,446
Santander Holdings USA, Inc.	3.400	01-18-23	180,000	185,174
SunTrust Bank	2.450	08-01-22	43,000	43,505
SunTrust Banks, Inc.	4.000	05-01-25	42,000	45,767
The PNC Financial Services Group, Inc.	3.500	01-23-24	55,000	58,435
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)	6.750	08-01-21	91,000	97,989
The Toronto-Dominion Bank	2.650	06-12-24	149,000	152,901
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	136,000	149,979
Capital markets 2.8%
Cantor Fitzgerald LP (A)	4.875	05-01-24	45,000	47,701
Lazard Group LLC	4.375	03-11-29	27,000	29,692
Morgan Stanley	3.875	01-27-26	31,000	33,515
Stifel Financial Corp.	4.250	07-18-24	25,000	26,470
The Goldman Sachs Group, Inc.	3.850	01-26-27	88,000	93,970
Consumer finance 3.5%
American Express Company	2.500	08-01-22	56,000	56,787
Capital One Financial Corp.	3.500	06-15-23	136,000	142,040
Discover Financial Services	3.950	11-06-24	70,000	74,622
Synchrony Financial	2.850	07-25-22	15,000	15,202
Diversified financial services 1.4%
Jefferies Financial Group, Inc.	5.500	10-18-23	33,000	35,895
Jefferies Group LLC	4.850	01-15-27	77,000	82,378
Insurance 2.8%
Brighthouse Financial, Inc.	3.700	06-22-27	63,000	62,194
Lincoln National Corp.	4.000	09-01-23	13,000	13,876
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	27,000	31,504
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	73,830
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	40,000	46,810
Health care 7.0%				581,582

Biotechnology 1.0%
Celgene Corp.	3.250	02-20-23	29,000	30,153
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	50,000	52,005
Health care equipment and supplies 0.4%
Boston Scientific Corp.	3.450	03-01-24	29,000	30,475

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES 3

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 3.3%
AmerisourceBergen Corp.	3.450	12-15-27	53,000	$55,213
CVS Health Corp.	3.000	08-15-26	10,000	10,122
CVS Health Corp.	3.350	03-09-21	44,000	44,803
CVS Health Corp.	5.050	03-25-48	31,000	36,120
HCA, Inc.	4.125	06-15-29	60,000	63,931
HCA, Inc.	5.250	06-15-26	32,000	36,120
Universal Health Services, Inc. (A)	5.000	06-01-26	29,000	30,305
Pharmaceuticals 2.3%
Bristol-Myers Squibb Company (A)	2.900	07-26-24	77,000	79,835
GlaxoSmithKline Capital PLC	3.000	06-01-24	49,000	51,001
Pfizer, Inc.	2.950	03-15-24	59,000	61,499
Industrials 14.9%				1,234,487

Aerospace and defense 2.4%
Huntington Ingalls Industries, Inc. (A)	5.000	11-15-25	51,000	53,448
The Boeing Company	3.200	03-01-29	90,000	95,887
United Technologies Corp.	3.350	08-16-21	44,000	45,082
Air freight and logistics 0.5%
CH Robinson Worldwide, Inc.	4.200	04-15-28	39,000	43,664
Airlines 9.3%
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	121,220	126,675
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	128,809	137,667
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	21,000	21,668
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	32,000	33,825
Delta Air Lines, Inc.	3.625	03-15-22	151,000	155,406
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	117,812	125,352
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	133,276	140,233
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	24,176	26,188
Building products 0.2%
Owens Corning	3.950	08-15-29	18,000	18,618
Industrial conglomerates 1.2%
3M Company	3.250	02-14-24	42,000	44,366
General Electric Company	5.550	01-05-26	52,000	57,642
Professional services 1.1%
IHS Markit, Ltd. (A)	4.000	03-01-26	59,000	62,729
IHS Markit, Ltd.	4.750	08-01-28	23,000	25,959
Trading companies and distributors 0.2%
Aircastle, Ltd.	4.400	09-25-23	19,000	20,078
Information technology 15.0%				1,241,351

Communications equipment 0.8%
Motorola Solutions, Inc.	4.600	02-23-28	62,000	67,220
Electronic equipment, instruments and components 1.1%
Tech Data Corp.	3.700	02-15-22	22,000	22,564
Tech Data Corp.	4.950	02-15-27	61,000	65,496
IT services 1.1%
Fiserv, Inc.	3.200	07-01-26	87,000	91,055
Semiconductors and semiconductor equipment 7.3%
Broadcom Corp.	3.875	01-15-27	47,000	47,032
KLA Corp.	4.100	03-15-29	31,000	34,368
Lam Research Corp.	4.000	03-15-29	72,000	79,924
Lam Research Corp.	4.875	03-15-49	31,000	38,095

4 JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology Group, Ltd.	4.875	06-22-28	46,000	$51,915
Microchip Technology, Inc.	3.922	06-01-21	30,000	30,641
Microchip Technology, Inc.	4.333	06-01-23	73,000	76,937
Micron Technology, Inc.	4.185	02-15-27	90,000	92,852
Micron Technology, Inc.	4.975	02-06-26	21,000	22,626
Micron Technology, Inc.	5.327	02-06-29	60,000	66,418
NXP BV (A)	3.875	06-18-26	29,000	30,478
NXP BV (A)	4.875	03-01-24	29,000	31,540
Technology hardware, storage and peripherals 4.7%
Dell International LLC (A)	4.900	10-01-26	130,000	138,980
Dell International LLC (A)	5.300	10-01-29	53,000	57,459
Dell International LLC (A)	8.350	07-15-46	69,000	90,656
Hewlett Packard Enterprise Company	3.500	10-05-21	59,000	60,332
Seagate HDD Cayman	4.750	01-01-25	43,000	44,763
Real estate 2.7%				222,990

Equity real estate investment trusts 2.7%
American Homes 4 Rent LP	4.250	02-15-28	37,000	40,195
American Tower Corp.	2.950	01-15-25	32,000	32,833
American Tower Corp.	3.550	07-15-27	56,000	59,543
American Tower Corp.	3.800	08-15-29	26,000	28,024
GLP Capital LP	5.375	04-15-26	30,000	32,930
Ventas Realty LP	3.500	02-01-25	28,000	29,465
Utilities 4.2%				343,414

Electric utilities 1.7%
Emera US Finance LP	3.550	06-15-26	19,000	20,053
Vistra Operations Company LLC (A)	3.550	07-15-24	68,000	68,756
Vistra Operations Company LLC (A)	4.300	07-15-29	46,000	46,979
Independent power and renewable electricity producers 1.1%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	63,000	67,342
NRG Energy, Inc. (A)	3.750	06-15-24	24,000	24,835
Multi-utilities 1.4%
CenterPoint Energy, Inc.	2.500	09-01-22	22,000	22,177
CenterPoint Energy, Inc.	2.500	09-01-24	21,000	21,062
Oncor Electric Delivery Company LLC (A)	2.750	06-01-24	70,000	72,210
Capital preferred securities 0.1% (Cost $8,521)				$8,444
Financials 0.1%				8,444

Capital markets 0.1%
State Street Corp. (3 month LIBOR + 1.000%) (C)	3.410	06-01-77	11,000	8,444

			Shares	Value
Preferred securities 0.3% (Cost $24,715)				$24,430
Utilities 0.3%				24,430

Multi-utilities 0.3%
Dominion Energy, Inc., 7.250%			50	5,098
DTE Energy Company, 6.500%			340	19,332
Total investments (Cost $7,891,903) 97.4%				$8,064,964
Other assets and liabilities, net 2.6%				213,555
Total net assets 100.0%				$8,278,519

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES 5

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate

(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,036,320 or 12.5% of the fund’s net assets as of 8-31-19.

(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO
As of 8-31-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.4% (Cost $70,254)				$33,153
Argentina 0.4%				33,153

Republic of Argentina
Bond	5.875	01-11-28	89,000	33,153
Corporate bonds 95.4% (Cost $7,617,071)				$7,574,678
Communication services 23.9%				1,896,412

Diversified telecommunication services 6.4%
Cincinnati Bell, Inc. (A)	7.000	07-15-24	113,000	103,113
GCI LLC (A)	6.625	06-15-24	43,000	45,903
GCI LLC	6.875	04-15-25	66,000	69,300
Radiate Holdco LLC (A)	6.625	02-15-25	72,000	71,460
Radiate Holdco LLC (A)	6.875	02-15-23	25,000	25,500
Telecom Argentina SA (A)	6.500	06-15-21	49,000	42,880
Telecom Argentina SA (A)	8.000	07-18-26	40,000	31,800
Telecom Italia Capital SA	7.200	07-18-36	106,000	118,190
Entertainment 4.9%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	48,000	49,920
Netflix, Inc.	4.875	04-15-28	76,000	79,515
Netflix, Inc. (A)	5.375	11-15-29	29,000	31,538
Netflix, Inc.	5.875	11-15-28	125,000	139,844
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	82,000	88,253
Media 10.0%
Cablevision Systems Corp.	5.875	09-15-22	61,000	65,252
Cengage Learning, Inc. (A)	9.500	06-15-24	65,000	60,125
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	85,000	86,842
McGraw-Hill Global Education Holdings LLC (A)	7.875	05-15-24	55,000	49,500
MDC Partners, Inc. (A)	6.500	05-01-24	120,000	109,200
Sirius XM Radio, Inc. (A)	5.000	08-01-27	154,000	162,470
Sirius XM Radio, Inc. (A)	5.375	07-15-26	83,000	87,669
Tribune Media Company	5.875	07-15-22	81,000	82,190
WMG Acquisition Corp. (A)	4.875	11-01-24	35,000	36,138
WMG Acquisition Corp. (A)	5.500	04-15-26	52,000	54,470
Wireless telecommunication services 2.6%
Sprint Corp.	7.875	09-15-23	82,000	92,250
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	100,000	113,090

6 JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 4.6%				$363,431

Automobiles 0.3%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	22,495
Diversified consumer services 0.6%
Laureate Education, Inc. (A)	8.250	05-01-25	46,000	50,083
Hotels, restaurants and leisure 3.1%
Eldorado Resorts, Inc.	6.000	09-15-26	36,000	39,375
Hilton Domestic Operating Company, Inc.	5.125	05-01-26	41,000	43,276
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	38,000	40,375
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	64,000	68,000
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	53,000	55,849
Internet and direct marketing retail 0.1%
GrubHub Holdings, Inc. (A)	5.500	07-01-27	7,000	7,315
Leisure products 0.5%
Diamond Sports Group LLC (A)	6.625	08-15-27	35,000	36,663
Consumer staples 1.0%				80,986

Food and staples retailing 0.6%
Simmons Foods, Inc. (A)	5.750	11-01-24	52,000	49,270
Food products 0.4%
Post Holdings, Inc. (A)	5.500	12-15-29	30,000	31,716
Energy 23.0%				1,830,914

Energy equipment and services 4.3%
Archrock Partners LP	6.000	10-01-22	85,000	86,356
CSI Compressco LP	7.250	08-15-22	120,000	106,500
CSI Compressco LP (A)	7.500	04-01-25	88,000	86,020
Tervita Corp. (A)	7.625	12-01-21	64,000	64,960
Oil, gas and consumable fuels 18.7%
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	161,000	177,704
Chesapeake Energy Corp.	7.500	10-01-26	47,000	32,195
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	147,000	140,753
DCP Midstream Operating LP	5.125	05-15-29	32,000	32,802
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	149,000	137,825
Diamondback Energy, Inc.	4.750	11-01-24	59,000	60,770
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	239,000	239,478
Murphy Oil Corp.	5.750	08-15-25	52,000	52,634
Parsley Energy LLC (A)	5.625	10-15-27	72,000	74,160
Petrobras Global Finance BV	6.900	03-19-49	57,000	64,724
Petrobras Global Finance BV	7.375	01-17-27	142,000	168,570
SM Energy Company	6.625	01-15-27	17,000	14,450
Tallgrass Energy Partners LP (A)	4.750	10-01-23	68,000	67,405
Targa Resources Partners LP	5.875	04-15-26	72,000	75,420
Teekay Offshore Partners LP (A)	8.500	07-15-23	72,000	70,741
WPX Energy, Inc.	5.250	09-15-24	27,000	27,405
YPF SA (A)	8.500	07-28-25	77,000	50,042
Financials 15.4%				1,225,230

Banks 3.9%
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	134,000	150,080
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	67,000	67,300
Freedom Mortgage Corp. (A)	8.125	11-15-24	78,000	67,860
Freedom Mortgage Corp. (A)	8.250	04-15-25	30,000	26,100

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES 7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 3.8%
Ally Financial, Inc.	5.125	09-30-24	150,000	$167,625
Enova International, Inc. (A)	8.500	09-01-24	16,000	15,400
Enova International, Inc. (A)	8.500	09-15-25	84,000	80,640
Springleaf Finance Corp.	6.875	03-15-25	31,000	35,146
Diversified financial services 1.5%
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	59,000	61,581
Refinitiv US Holdings, Inc. (A)	6.250	05-15-26	13,000	14,154
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	20,000	22,500
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	18,975
Insurance 2.1%
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (A)	7.800	03-07-87	135,000	170,775
Thrifts and mortgage finance 4.1%
Ladder Capital Finance Holdings LLLP (A)	5.250	03-15-22	18,000	18,720
Ladder Capital Finance Holdings LLLP (A)	5.250	10-01-25	41,000	41,820
MGIC Investment Corp.	5.750	08-15-23	39,000	42,608
Nationstar Mortgage Holdings, Inc. (A)	8.125	07-15-23	48,000	49,708
Nationstar Mortgage Holdings, Inc. (A)	9.125	07-15-26	38,000	40,185
Quicken Loans, Inc. (A)	5.750	05-01-25	86,000	89,655
Radian Group, Inc.	4.500	10-01-24	43,000	44,398
Health care 7.7%				609,632

Health care providers and services 5.9%
Centene Corp. (A)	5.375	06-01-26	77,000	82,317
DaVita, Inc.	5.000	05-01-25	132,000	132,165
HCA, Inc.	7.500	02-15-22	70,000	78,387
MEDNAX, Inc. (A)	5.250	12-01-23	75,000	75,375
MEDNAX, Inc. (A)	6.250	01-15-27	68,000	66,640
Select Medical Corp. (A)	6.250	08-15-26	31,000	32,256
Pharmaceuticals 1.8%
Bausch Health Companies, Inc. (A)	6.125	04-15-25	118,000	121,540
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	20,952
Industrials 9.7%				770,119

Aerospace and defense 2.2%
Arconic, Inc.	5.125	10-01-24	98,000	104,433
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	65,000	69,713
Commercial services and supplies 1.2%
Clean Harbors, Inc. (A)	4.875	07-15-27	16,000	16,920
LSC Communications, Inc. (A)	8.750	10-15-23	80,000	60,400
Prime Security Services Borrower LLC (A)	9.250	05-15-23	14,000	14,722
Construction and engineering 1.8%
AECOM	5.125	03-15-27	121,000	126,387
Tutor Perini Corp. (A)	6.875	05-01-25	17,000	15,831
Machinery 0.3%
Harsco Corp. (A)	5.750	07-31-27	27,000	27,979
Trading companies and distributors 4.2%
Ahern Rentals, Inc. (A)	7.375	05-15-23	114,000	98,325
H&E Equipment Services, Inc.	5.625	09-01-25	38,000	39,805
United Rentals North America, Inc.	4.875	01-15-28	105,000	110,119
United Rentals North America, Inc.	5.500	07-15-25	82,000	85,485

8 JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 4.0%				$313,906

Communications equipment 1.5%
CommScope, Inc. (A)	8.250	03-01-27	120,000	117,600
IT services 2.0%
Banff Merger Sub, Inc. (A)	9.750	09-01-26	67,000	60,970
VeriSign, Inc.	4.750	07-15-27	42,000	44,415
VeriSign, Inc.	5.250	04-01-25	50,000	54,625
Semiconductors and semiconductor equipment 0.5%
Qorvo, Inc.	5.500	07-15-26	34,000	36,296
Materials 2.8%				223,701

Chemicals 1.6%
The Chemours Company	6.625	05-15-23	126,000	128,205
Construction materials 0.4%
U.S. Concrete, Inc.	6.375	06-01-24	27,000	28,283
Metals and mining 0.3%
Commercial Metals Company	5.375	07-15-27	27,000	26,933
Paper and forest products 0.5%
Norbord, Inc. (A)	6.250	04-15-23	38,000	40,280
Real estate 1.2%				92,277

Equity real estate investment trusts 1.2%
Equinix, Inc.	5.375	05-15-27	67,000	72,382
The GEO Group, Inc.	6.000	04-15-26	23,000	19,895
Utilities 2.1%				168,070

Gas utilities 0.8%
AmeriGas Partners LP	5.500	05-20-25	60,000	63,450
Independent power and renewable electricity producers 1.3%
Clearway Energy Operating LLC	5.375	08-15-24	74,000	75,850
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	28,000	28,770
Total investments (Cost $7,687,325) 95.8%				$7,607,831
Other assets and liabilities, net 4.2%				336,141
Total net assets 100.0%				$7,943,972

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate

(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,502,893 or 44.1% of the fund’s net assets as of 8-31-19.

(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

The fund had the following country composition as a percentage of net assets on 8-31-19:

United States	89.9%
Brazil	3.0%
Argentina	2.0%
Italy	1.5%
United Kingdom	1.4%
Canada	1.3%
Other countries	0.9%
TOTAL	100.0%

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES 9

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO
As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 37.4% (Cost $3,018,201)				$3,050,620
Commercial and residential 31.6%				2,577,587

Angel Oak Mortgage Trust I LLC
Series 2018-3, Class A1 (A)(B)	3.649	09-25-48	146,510	148,127
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	145,639	147,195
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (A)(B)	3.716	04-14-33	115,000	122,148
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(C)	3.166	03-15-37	115,000	114,711
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	100,000	111,999
BENCHMARK Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	115,000	120,312
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (A)	3.613	10-26-48	103,022	104,082
Series 2019-2, Class A1 (A)	2.879	07-25-49	88,032	88,421
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	3.516	03-15-37	115,000	115,288
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	3.945	12-15-37	115,000	115,431
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (A)	3.341	05-10-36	115,000	120,832
Series 2019-SMRT, Class A (A)	4.149	01-10-24	150,000	163,022
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	3.795	05-15-36	115,000	115,432
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	115,000	120,919
Series 2016-RENT, Class D (A)(B)	4.202	02-10-29	123,000	124,545
Irvine Core Office Trust
Series 2013-IRV, Class A2 (A)(B)	3.279	05-15-48	115,000	120,010
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3	3.801	08-15-48	150,000	164,285
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	3.245	05-15-36	100,000	100,015
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	3.595	11-15-34	115,000	115,072
Motel 6 Trust
Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (A)(C)	3.595	08-15-34	96,837	96,806
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class A3	3.162	03-15-59	115,000	122,136
WFRBS Commercial Mortgage Trust
Series 2013-C15, Class B (B)	4.624	08-15-46	25,000	26,799
U.S. Government Agency 5.8%				473,033

Federal Home Loan Mortgage Corp.
Series K040, Class A2	3.241	09-25-24	150,000	159,598
Series K727, Class A2	2.946	07-25-24	150,000	156,844
Federal National Mortgage Association
Series 2015-M13, Class A2 (B)	2.802	06-25-25	150,000	156,591
Asset backed securities 61.3% (Cost $4,954,021)				$4,997,242
Asset backed securities 61.3%				4,997,242

Ally Auto Receivables Trust
Series 2018-2, Class A4	3.090	06-15-23	155,000	158,691
American Express Credit Account Master Trust
Series 2018-8, Class A	3.180	04-15-24	130,000	133,783
Series 2019-1, Class A	2.870	10-15-24	105,000	108,134

10 JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-07-49	115,000	$118,153
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (A)	3.450	03-20-23	150,000	154,532
Capital One Multi-Asset Execution Trust
Series 2015-A4, Class A4	2.750	05-15-25	175,000	180,150
Series 2016-A5, Class A5	1.660	06-17-24	150,000	149,899
Discover Card Execution Note Trust
Series 2019-A1, Class A1	3.040	07-15-24	200,000	206,284
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	112,700	119,089
DRB Prime Student Loan Trust
Series 2015-D, Class A2 (A)	3.200	01-25-40	146,543	148,910
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	100,000	100,363
Evergreen Credit Card Trust
Series 2018-1, Class A (A)	2.950	03-15-23	115,000	116,786
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	114,138	121,001
Ford Credit Auto Owner Trust
Series 2017-C, Class A4	2.160	03-15-23	175,000	175,920
Ford Credit Floorplan Master Owner Trust
Series 2018-3, Class A1	3.520	10-15-23	155,000	160,332
Golden Credit Card Trust
Series 2018-4A, Class A (A)	3.440	10-15-25	115,000	122,053
Hilton Grand Vacations Trust
Series 2018-AA, Class A (A)	3.540	02-25-32	102,015	105,713
Jack In The Box Funding LLC
Series 2019-1A, Class A2I (A)	3.982	08-25-49	120,000	122,743
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (C)	2.496	10-27-42	119,535	115,001
MMAF Equipment Finance LLC
Series 2019-A, Class A3 (A)	2.840	11-13-23	115,000	117,371
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	77,504	80,298
Nelnet Student Loan Trust
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (C)	2.436	01-25-37	116,493	113,717
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4	2.890	06-17-24	155,000	158,160
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	155,000	156,807
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (A)	3.230	10-20-24	115,000	117,016
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	154,683	156,415
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.987	10-25-53	100,000	103,373
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	163,481	164,410
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	75,068	76,342
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	175,356	180,967
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	148,348	155,585
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (A)	2.560	11-25-31	155,000	159,869
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	160,000	160,236
Series 2018-C, Class A3	3.020	12-15-22	200,000	203,797
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2 (A)	4.072	02-16-43	113,275	117,813
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3	3.190	12-15-21	155,000	157,529
Total investments (Cost $ 7,972,222) 98.7%				$8,047,862
Other assets and liabilities, net 1.3%				105,014
Total net assets 100.0%				$8,152,876

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES 11

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate

(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,802,857 or 58.9% of the fund’s net assets as of 8-31-19.

(B)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.

12 JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the portfolios’ investments as of August 31,2019, by major security category or type:

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$8,032,090	—	$8,032,090	—
Capital preferred securities	8,444	—	8,444	—
Preferred securities	24,430	$24,430	—	—
Total investments in securities	$8,064,964	$24,430	$8,040,534	—
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$33,153	—	$33,153	—
Corporate bonds	7,574,678	—	7,574,678	—
Total investments in securities	$7,607,831	—	$7,607,831	—
Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$3,050,620	—	$3,050,620	—
Asset backed securities	4,997,242	—	4,997,242	—
Total investments in securities	$8,047,862	—	$8,047,862	—

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ prospectus.

13

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	MASQ1	08/19
This report is for the information of the shareholders of John Hancock Managed Account Shares.		10/19